Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended			21 Months Ended
	Dec. 29, 2011	Dec. 31, 2011	Dec. 31, 2011	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends on common stock					$ 53.9	$ 55.1	$ 55.2
Purchase of treasury shares (in shares)	400	2,400,000	2,400,000	3,100,000				6,600,000
Percentage of ownership interests after transaction	54.08%
Percentage of ownership interests	53.00%